DIGITAL ASSETS - Holdings (Details) $ in Thousands	Sep. 30, 2025 USD ($) digital_asset	Dec. 31, 2024 USD ($) digital_asset	Dec. 31, 2023 USD ($) digital_asset
Crypto Asset, Holding [Line Items]
Historical cost	$ 4,171,864	$ 3,041,321
Carrying value	4,164,534	2,928,225
Fair Value
Crypto Asset, Holding [Line Items]
Historical cost	3,024,815	2,443,026
Carrying value	3,052,921	2,378,022
Portion at Other than Fair Value Measurement
Crypto Asset, Holding [Line Items]
Historical cost	1,147,049	598,295
Carrying value	$ 1,111,613	550,203
Galaxy Digital Holdings, LP
Crypto Asset, Holding [Line Items]
Historical cost		3,041,321	$ 1,044,186
Carrying value		2,928,225	1,088,171
Galaxy Digital Holdings, LP | Fair Value
Crypto Asset, Holding [Line Items]
Historical cost		2,443,026	747,829
Carrying value		2,378,022	810,537
Galaxy Digital Holdings, LP | Portion at Other than Fair Value Measurement
Crypto Asset, Holding [Line Items]
Historical cost		598,295	296,357
Carrying value		$ 550,203	$ 277,634
Bitcoin
Crypto Asset, Holding [Line Items]
Quantity | digital_asset	18,400	13,704
Bitcoin | Fair Value
Crypto Asset, Holding [Line Items]
Historical cost	$ 2,087,617	$ 1,335,194
Carrying value	$ 2,098,313	$ 1,277,816
Bitcoin | Galaxy Digital Holdings, LP
Crypto Asset, Holding [Line Items]
Quantity | digital_asset		13,704	9,725
Bitcoin | Galaxy Digital Holdings, LP | Fair Value
Crypto Asset, Holding [Line Items]
Historical cost		$ 1,335,194	$ 412,517
Carrying value		$ 1,277,816	$ 411,093
USDC
Crypto Asset, Holding [Line Items]
Quantity | digital_asset	138,936,587	333,713,029
USDC | Fair Value
Crypto Asset, Holding [Line Items]
Historical cost	$ 139,676	$ 334,224
Carrying value	$ 138,881	$ 333,652
USDC | Galaxy Digital Holdings, LP
Crypto Asset, Holding [Line Items]
Quantity | digital_asset		333,713,029	74,359,987
USDC | Galaxy Digital Holdings, LP | Fair Value
Crypto Asset, Holding [Line Items]
Historical cost		$ 334,224	$ 74,350
Carrying value		$ 333,652	$ 74,338
Ether
Crypto Asset, Holding [Line Items]
Quantity | digital_asset	29,200	112,248
Ether | Fair Value
Crypto Asset, Holding [Line Items]
Historical cost	$ 117,203	$ 378,907
Carrying value	$ 121,037	$ 373,871
Ether | Galaxy Digital Holdings, LP
Crypto Asset, Holding [Line Items]
Quantity | digital_asset		112,248	70,774
Ether | Galaxy Digital Holdings, LP | Fair Value
Crypto Asset, Holding [Line Items]
Historical cost		$ 378,907	$ 164,210
Carrying value		$ 373,871	$ 161,450
SOL
Crypto Asset, Holding [Line Items]
Quantity | digital_asset	659,207	498,767
SOL | Fair Value
Crypto Asset, Holding [Line Items]
Historical cost	$ 137,055	$ 73,567
Carrying value	137,563	$ 94,288
SOL | Galaxy Digital Holdings, LP
Crypto Asset, Holding [Line Items]
Quantity | digital_asset		498,767
SOL | Galaxy Digital Holdings, LP | Fair Value
Crypto Asset, Holding [Line Items]
Historical cost		$ 73,567
Carrying value		$ 94,288
UNI
Crypto Asset, Holding [Line Items]
Quantity | digital_asset		5,216,565
UNI | Fair Value
Crypto Asset, Holding [Line Items]
Historical cost		$ 71,911
Carrying value		$ 68,922
UNI | Galaxy Digital Holdings, LP
Crypto Asset, Holding [Line Items]
Quantity | digital_asset		5,216,565
UNI | Galaxy Digital Holdings, LP | Fair Value
Crypto Asset, Holding [Line Items]
Historical cost		$ 71,911
Carrying value		$ 68,922
TIA
Crypto Asset, Holding [Line Items]
Quantity | digital_asset		9,626,784
TIA | Fair Value
Crypto Asset, Holding [Line Items]
Historical cost		$ 17,995
Carrying value		$ 34,116
TIA | Galaxy Digital Holdings, LP
Crypto Asset, Holding [Line Items]
Quantity | digital_asset		9,626,784	12,000,000
TIA | Galaxy Digital Holdings, LP | Fair Value
Crypto Asset, Holding [Line Items]
Historical cost		$ 17,995	$ 2,700
Carrying value		34,116	67,536
Other | Fair Value
Crypto Asset, Holding [Line Items]
Historical cost	278,844	231,228
Carrying value	$ 263,384	195,357
Other | Galaxy Digital Holdings, LP | Fair Value
Crypto Asset, Holding [Line Items]
Historical cost		231,228	94,052
Carrying value		$ 195,357	$ 96,120